AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 1996

     REGISTRATION NOS. 2-89536, 2-94915, 33-02813, 33-13386, 33-21320, 33-28038,
                                                    33-34403, 33-39606, 33-47078
                                                           33-49519 AND 33-53085
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 12
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                           THE MERRILL LYNCH FUND OF
                  STRIPPED ('ZERO') U.S. TREASURY SECURITIES,
                   SERIES A, B, C, D, E, F, G, H, I, J AND K
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


                   MERRILL LYNCH, PIERCE, FENNER & SMITH
                               INCORPORATED
                            DEFINED ASSET FUNDS
                           POST OFFICE BOX 9051
                        PRINCETON, N.J. 08543-9051


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


                                                         COPIES TO:
  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051
                                                   PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


The issuers have registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 16, 1996.

Check box if it is proposed that this filing will become effective on May 1, 1996 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                  U.S. TREASURY SECURITIES, SERIES A THROUGH K
--------------------------------------------------------------------------------

Each Series (a 'Fund') was formed to provide safety of capital and a high yield to maturity through investment in fixed portfolios consisting primarily of stripped debt obligations of the United States of America and receipts and certificates for such stripped debt obligations ('Stripped Treasury Securities'). See Risk Factors--Special Characteristics of Stripped Treasury Securities for a brief description of the characteristics of the various types of these Securities. Each Trust also contains an interest-bearing Treasury Security (the 'Treasury Note') to provide income to pay the expenses of the Trust. There is no assurance that these objectives will be realized if Units are sold before the underlying Securities mature, because market prices of the Securities before maturity and therefore the value of the Units will vary with changes in interest rates and other factors. Each Series consists of a number of separate unit investment trusts ('Trusts'), each designated by the year in which its Stripped Treasury Securities mature. Series A consists of the 2003 Trust; Series B, of the 2001 and 2005 Trusts; Series C, of the 2006 Trust; Series D, of the 1997 and 2007 Trusts; Series E, of the 1998 and 2008 Trusts; Series F, of the 1999 and 2009 Trusts; Series G, of the 2000 and 2010 Trusts; Series H, of the 2011 Trust; Series I, of the 2002 Trust; Series J of the 2013 Trust; and Series K, of the 2004 and 2014 Trusts. Stripped Treasury Securities do not make any periodic payments of interest prior to maturity; accordingly, each Trust's portfolio as a whole is priced at a deep discount from face amount and Unit prices may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. See Risk Factors. The Sponsor may deposit additional Securities, with maturities identical to those of the Securities initially deposited, in any or all of the Trusts in connection with the creation and sale of additional Units (see Fund Structure).

Units of interest ('Units') in the Trusts are sold only to certain separate accounts (the 'Accounts') to fund the benefits under Variable Life Insurance Policies (the 'Policies') issued by Monarch Life Insurance Company ('Monarch'), Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (collectively, the 'Insurers'). The Accounts invest in Units of the Trusts in accordance with allocation instructions received from Policyowners. Accordingly, the interest of a Policyowner in the Units is subject to the terms of the Policy and is described in the accompanying Prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That Prospectus describes the relationship between increases or decreases in the net asset value of, and any distributions on, Units, and the benefits provided under a Policy. The rights of the Accounts as Holders of Units should be distinguished from the rights of a Policyowner which are described in the Policies. As long as Units are sold only to the Accounts, the term 'Holder' in this Prospectus shall refer to the Accounts (or the Sponsor if it holds Units acquired in the secondary market--see Market for Units).

--------------------------------------------------------------------------------

                                    SPONSOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                      PROSPECTUS
DATED MAY 1, 1996
INQUIRIES SHOULD BE DIRECTED                     READ AND RETAIN THIS PROSPECTUS
TO THE TRUSTEE 1-800-323-1508.                              FOR FUTURE REFERENCE

INVESTMENT SUMMARY AS OF DECEMBER 31, 1995+, THE EVALUATION DATE

    The following Trusts, each designated for the maturity of its underlying Stripped Treasury Securities, are offered in Series A-K (see Portfolios).


                                             1997
                                            TRUST
                                        --------------
FACE AMOUNT OF SECURITIES...............$   56,787,427
NUMBER OF UNITS.........................    56,679,406
FACE AMOUNT OF SECURITIES PER 1,000
UNITS...................................$     1,001.90
FRACTIONAL UNDIVIDED INTEREST IN TRUST
REPRESENTED BY EACH UNIT................  1/56,679,406th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offer side evaluation of
Securities in Trust*....................$   53,736,620
                                        --------------
    Net asset value (divided by number
of Units, times 1,000)..................$       948.08
    Plus the applicable transaction
    charge**............................$         2.38
                                        --------------
    Offering Price per 1,000
    Units***++..........................$       950.46
                                        --------------
                                        --------------
SPONSOR'S REPURCHASE PRICE PER 1,000
  UNITS
(based on offer side evaluation of
  underlying Securities)++..............$       948.08
REDEMPTION PRICE PER 1,000 UNITS (based
on bid side evaluation of underlying
Securities)****++                       $       947.45
CALCULATION OF ESTIMATED NET ANNUAL CASH
  INTEREST INCOME PER $1,000 FACE AMOUNT
    Gross annual cash income............$         0.35
    Less estimated annual expenses......$         0.35
                                        --------------
    Estimated net annual cash income....$         0.00
                                        --------------
                                        --------------
TRUSTEE'S ANNUAL FEE AND EXPENSES
    Per $1,000 face amount of underlying
  Securities (see Expenses and
  Charges)..............................$         0.35+++



                                                              2003
                                                             TRUST
                                                         --------------
FACE AMOUNT OF SECURITIES................................$   80,300,141
NUMBER OF UNITS..........................................    80,221,626
FACE AMOUNT OF SECURITIES PER 1,000 UNITS................$     1,000.97
FRACTIONAL UNDIVIDED INTEREST IN TRUST REPRESENTED BY
  EACH UNIT..............................................  1/80,221,626th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offer side evaluation of Securities in
    Trust*...............................................$   53,019,045
                                                         --------------
    Net asset value (divided by number of Units, times
    1,000)...............................................$       660.90
    Plus the applicable transaction charge**.............$         6.68
                                                         --------------
    Offering Price per 1,000 Units***+...................$       667.58
                                                         --------------
                                                         --------------
SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS
(based on offer side evaluation of underlying
    Securities)+.........................................$       660.90
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
  evaluation of underlying
  Securities)****+.......................................$       660.32
CALCULATION OF ESTIMATED NET ANNUAL CASH INTEREST INCOME
  PER $1,000 FACE AMOUNT
    Gross annual cash income.............................$         0.35
    Less estimated annual expenses.......................$         0.35
                                                         --------------
    Estimated net annual cash income.....................$         0.00
                                                         --------------
                                                         --------------
TRUSTEE'S ANNUAL FEE AND EXPENSES
    Per $1,000 face amount of underlying Securities (see
  Expenses and Charges)..................................$         0.35


------------------
        + The Indentures were signed and the initial deposits were made as of April 30, 1984 (Series A: 2003 Trust), December 27, 1984 (Series B: 1995, 2001
and 2005 Trusts), April 23, 1986 (Series C: 1996 and 2006 Trusts), April 28, 1987 (Series D: 1997 and 2007 Trusts), April 27, 1988 (Series E: 1998 and 2008
Trusts), April 25, 1989 (Series F: 1999 and 2009 Trusts), April 27, 1990 (Series
G: 2000 and 2010 Trusts), April 30, 1991 (Series H: 2011 Trust), April 28, 1992
(Series I: 2002 Trust), April 20, 1993 (Series J: 2013 Trust ) and April 26, 1994 (Series K: 2004 and 2014 Trusts).
        ++ Plus any net cash.
        +++ During the last three months of the 1997, 2002, 2005 Trusts and the last twelve months of the 2007 Trust, the Trustee's Fee and therefore estimated expenses will be eliminated, and the estimated net annual income will remain the same (see Selection and Acquisition of Securities).
       * Includes amortization of discount, calculated using the 'interest' method, to expected date of settlement (three business days after purchase) for Securities purchased on the Investment Summary date.

INVESTMENT SUMMARY AS OF DECEMBER 31, 1995+, THE EVALUATION DATE (CONTINUED)


     1998              1999              2000              2001              2002
    TRUST             TRUST             TRUST             TRUST             TRUST
--------------    --------------    --------------    --------------    --------------
$   63,535,020    $   28,000,867    $   27,673,806    $   70,114,204    $   11,573,540
    63,485,140        27,997,201        27,637,020        69,865,193        11,563,316
$     1,000.78    $     1,000.13    $     1,001.33    $     1,003.56    $     1,000.88
  1/63,485,140th    1/27,997,201st    1/27,637,020th    1/69,865,193rd    1/11,563,316th


$   57,056,045    $   23,834,363    $   22,326,175    $   53,546,528    $    8,353,525
--------------    --------------    --------------    --------------    --------------
$       898.73    $       851.31    $       807.83    $       766.42    $       722.41
$         4.52    $         6.44    $         6.11    $         7.74    $         7.30
--------------    --------------    --------------    --------------    --------------
$       903.25    $       857.75    $       813.94    $       774.16    $       729.71
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------

$       898.73    $       851.31    $       807.83    $       766.42    $       722.41
$       898.14    $       850.67    $       807.18    $       765.81    $       721.81

$         0.35    $         0.35    $         0.35    $         0.35    $         0.36
$         0.35    $         0.35    $         0.35    $         0.35    $         0.36
--------------    --------------    --------------    --------------    --------------
$         0.00    $         0.00    $         0.00    $         0.00    $         0.00
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------

$         0.35    $         0.35    $         0.35    $         0.35    $         0.36+++

    2004            2005            2006            2007
   TRUST           TRUST           TRUST           TRUST
------------    ------------    ------------    ------------
$ 11,557,379    $ 37,260,278    $  9,083,172    $ 20,579,922
  11,563,330      36,917,304       8,847,662      20,101,562
$     999.48    $   1,009.29    $   1,026.61    $   1,023.79
1/11,563,330th  1/36,917,304th   1/8,847,662nd  1/20,101,562nd



$  7,397,887    $ 22,430,026    $  5,137,748    $ 10,944,413
------------    ------------    ------------    ------------
$     639.77    $     607.57    $     580.68    $     544.45
$       9.74    $       9.25    $       8.84    $       8.29
------------    ------------    ------------    ------------
$     649.51    $     616.82    $     589.52    $     552.74
------------    ------------    ------------    ------------
------------    ------------    ------------    ------------

$     639.77    $     607.57    $     580.68    $     544.45

$     639.21    $     606.97    $     580.06    $     543.81

$       0.35    $       0.35    $       0.30    $       0.33
$       0.35    $       0.35    $       0.30    $       0.33
------------    ------------    ------------    ------------
$       0.00    $       0.00    $       0.00    $       0.00
------------    ------------    ------------    ------------
------------    ------------    ------------    ------------

$       0.35    $       0.35+++ $       0.30    $       0.33+++

------------------

       **The transaction charges applicable as of the date above are .25% of the Offering Price of the 1997 Trust (.251% of the net amount invested), .50% of the Offering Price of the 1998 Trust (.503% of the net amount invested), .75% of the Offering Price of the 1999 Trust (.756% of the net amount invested), .75% of the Offering Price of the 2000 Trust (.756% of the net amount invested), 1.00% of the Offering Price of the 2001 Trust (1.010% of the net amount invested), 1.00% of the Offering Price of the 2002 Trust (1.010% of the net amount invested), 1.00% of the Offering Price of the 2003 Trust (1.010% of the net amount invested), 1.50% of the Offering Price of the 2004 Trust (1.523% of the net amount invested), 1.50% of the Offering Price of the 2005 Trust (1.523% of the net amount invested), 1.50% of the Offering Price of the 2006 Trust (1.523% of the net amount invested), and 1.50% of the Offering Price of the 2007 Trust (1.523% of the net amount invested). Transaction charges will decrease as the Trusts approach maturity, as described under Sale of Units.
      *** These figures are computed by dividing the aggregate offer side evaluation of the underlying Securities in the Trust (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Trust outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units. As explained under Sale of Units--Offering Price, as it is assumed that income on the Treasury Note will equal Trust expenses, no accrued interest is added to the Offering, Sponsor's Repurchase or Redemption Prices.
     **** Figures shown are $3.01, $5.11, $7.08, $6.76, $8.35, $7.90, $7.26,
$10.30, $9.85, $9.46 and $8.93 less than the Offering Price and $0.63, $0.59,
$0.64, $0.65, $0.61, $0.60, $0.58, $0.56, $0.60, $0.62 and $0.64 less than the
Sponsor's Repurchase Price per 1,000 Units, with respect to the 1997 through 2007 Trusts, respectively.
                                      A-3

INVESTMENT SUMMARY AS OF DECEMBER 31, 1995+, THE EVALUATION DATE

    The following Trusts, each designated for the maturity of its underlying Stripped Treasury Securities, are offered in Series A-K (see Portfolios).


                                             2008
                                            TRUST
                                        --------------
FACE AMOUNT OF SECURITIES...............$   50,604,418
NUMBER OF UNITS.........................    50,417,866
FACE AMOUNT OF SECURITIES PER UNIT......$     1,003.70
FRACTIONAL UNDIVIDED INTEREST IN TRUST
REPRESENTED BY EACH UNIT................  1/50,417,866th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offer side evaluation of
Securities in Trust*....................$   25,259,587
                                        --------------
    Net asset value (divided by number
of Units, times 1,000)..................$       501.00
    Plus the applicable transaction
    charge**............................$         7.63
                                        --------------
    Offering Price per 1,000
    Units***++..........................$       508.63
                                        --------------
                                        --------------
SPONSOR'S REPURCHASE PRICE PER 1,000
  UNITS
(based on offer side evaluation of
  underlying Securities)++..............$       501.00
REDEMPTION PRICE PER 1,000 UNITS (based
on bid side evaluation of underlying
Securities)****++                       $       500.36
CALCULATION OF ESTIMATED NET ANNUAL CASH
  INTEREST INCOME PER $1,000 FACE AMOUNT
    Gross annual cash income............$         0.36
    Less estimated annual expenses......$         0.36
                                        --------------
    Estimated net annual cash income....$         0.00
                                        --------------
                                        --------------
TRUSTEE'S ANNUAL FEE AND EXPENSES
    Per $1,000 face amount of underlying
  Securities (see Expenses and
  Charges)..............................$         0.36+++


------------------
        + The Indentures were signed and the initial deposits were made as of April 30, 1984 (Series A: 2003 Trust), December 27, 1984 (Series B: 1995, 2001
and 2005 Trusts), April 23, 1986 (Series C: 1996 and 2006 Trusts), April 28, 1987 (Series D: 1997 and 2007 Trusts), April 27, 1988 (Series E: 1998 and 2008
Trusts), April 25, 1989 (Series F: 1999 and 2009 Trusts), April 27, 1990 (Series
G: 2000 and 2010 Trusts), April 30, 1991 (Series H: 2011 Trust), April 28, 1992
(Series I: 2002 Trust), April 20, 1993 (Series J: 2013 Trust ) and April 26, 1994 (Series K: 2004 and 2014 Trusts).
        ++ Plus any net cash.
        +++ During the last 24 months of the 2008 Trust, the last 36 months of the 2009 Trust, the last 48 months of the 2010 Trust, the last 60 months of the 2011 Trust and the last three months (potentially up to 63 months if the Treasury Note is called when it first becomes callable) of the 2013 Trust, the Trustee's Fee and therefore estimated expenses will be eliminated, and the estimated net annual income will remain the same (see Selection and Acquisition of Securities).
       * Includes amortization of discount, calculated using the 'interest' method, to expected date of settlement (three business days after purchase) for Securities purchased on the Investment Summary date.

INVESTMENT SUMMARY AS OF DECEMBER 31, 1995+, THE EVALUATION DATE (CONTINUED)


     2009              2010              2011              2013              2014
    TRUST             TRUST             TRUST             TRUST             TRUST
--------------    --------------    --------------    --------------    --------------
$   22,007,077    $   19,523,929    $    5,379,858    $    4,206,496    $   38,631,382
    21,881,931        19,561,835         5,336,049         4,192,101        38,853,887

$     1,005.71    $       998.06    $     1,008.21    $     1,003.43    $       994.27
  1/21,881,931st    1/19,561,835th     1/5,336,049th     1/4,192,101st    1/38,853,887th


$   10,306,964    $    8,561,188    $    2,203,459    $    1,509,379    $   12,979,842
--------------    --------------    --------------    --------------    --------------
$       471.02    $       437.64    $       412.93    $       360.05    $       334.06
$         8.39    $         7.79    $         7.35    $         6.41    $         6.82
--------------    --------------    --------------    --------------    --------------
$       479.41    $       445.43    $       420.28    $       366.46    $       340.88
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------

$       471.02    $       437.64    $       412.93    $       360.05    $       334.06

$       470.43    $       436.99    $       412.28    $       359.52    $       333.43

$         0.36    $         0.37    $         0.36    $         0.36    $         0.35
$         0.36    $         0.37    $         0.36    $         0.36    $         0.35
--------------    --------------    --------------    --------------    --------------
$         0.00    $         0.00    $         0.00    $         0.00    $         0.00
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------

$         0.36+++ $         0.37+++ $         0.36+++ $         0.36+++ $         0.35

------------------
       **The transaction charges applicable as of the date above are 1.50% of the Offering Price of the 2008 Trust (1.523% of the net amount invested), 1.75% of the Offering Price of the 2009 Trust (1.781% of the net amount invested), 1.75% of the Offering Price of the 2010 Trust (1.781% of the net amount invested), 1.75% of the Offering Price of the 2011 Trust (1.781% of the net amount invested), 1.75% of the Offering Price of the 2013 Trust (1.781% of the net amount invested) and 2.00% of the Offering Price of the 2014 Trust (2.041% of the net amount invested). Transaction charges will decrease as the Trusts approach maturity, as described under Sale of Units.
      *** These figures are computed by dividing the aggregate offer side evaluation of the underlying Securities in the Trust (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Trust outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units. As explained under Sale of Units--Offering Price, as it is assumed that income on the Treasury Note will equal Trust expenses, no accrued interest is added to the Offering, Sponsor's Repurchase or Redemption Prices.
     **** Figures shown are $8.27, $8.98, $8.44, $8.00, $6.94 and $7.45 less than the Offering Price and $0.64, $0.59, $0.65, $0.65, $0.53 and $0.63 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2008 through 2014 Trusts, respectively.
                                      A-5

    TRUST PORTFOLIOS (see Portfolios)

    SECURITIES--Each Trust consists primarily of issues of Stripped Treasury Securities purchased at a deep discount. It is intended that Securities selected for inclusion in the Trusts will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies issued by the Insurers. The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of Securities rated 'AAA' by nationally recognized rating agencies. Each Trust also contains one interest-bearing Treasury Security (the 'Treasury Note') deposited in order to provide cash income with which to pay the expenses of the Trust.

    RISK FACTORS--An investment in Units of a Trust should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of a Trust and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. The risk is greater when the period to maturity is longer. (See p.1.) For each 1,000 Units of a Trust purchased, it is expected that a Holder will receive total distributions of approximately $1,000 for Units held until maturity of the underlying Securities of that Trust. The Offering Price will vary in accordance with fluctuations in the values of the Securities and the distributions could change if the Securities are paid or sold, or if the expenses of the Trust change. For a discussion of the economic differences between the Trusts and a fund consisting of customary securities, see Description of the Fund--Income and Yield.

    MARKET FOR UNITS--The Sponsor has committed to maintain a market for Units based on the aggregate offer side evaluation of the underlying Securities in each Trust. See p.7. If that market is not maintained, a Holder will be able to dispose of Units through redemption at prices based on the lower, aggregate bid side evaluation of the underlying Securities in the Trust. See Redemption. Market conditions may cause the prices available in the market maintained by the Sponsor or upon exercise of redemption rights to be more or less than the amount paid for Units. The market prices of Stripped Treasury Securities, and hence of the Units, are subject to greater fluctuations than the prices of securities making current payments of interest.

    DISTRIBUTIONS--Distributions normally will be made only on the first business day following the maturity of the Stripped Treasury Securities in a Trust to holders of record on the business day immediately preceding the date of the distribution, and may include any amount received upon the sale of Securities in order to meet redemptions of the Units which exceeds the amount necessary to pay those redemptions and any accumulated net interest income. Principal from maturity of the Treasury Note will not be distributed until disposition of the Stripped Treasury Security in the Trust. There will be no payments of interest on the Securities other than on the Treasury Note in each Trust, which will be used to pay the expenses of the Trust. Consequently, no distributions of interest income should be expected. However, the Sponsor may direct the Trustee to distribute to Holders of a Trust as of the last Business Day in any year any cash balance in the Income and Capital Accounts not otherwise allocated. See Administration of the Fund--Accounts and Distributions. Nevertheless, the gross interest income on all securities in the Trust is taxable to Holders. Each Stripped Treasury Security will be treated for Federal income tax purposes as having 'original issue discount,' which must be amortized over the term of the Stripped Treasury Security and included in a Holder's ordinary gross income before the Holder receives the cash attributable to that income. See Taxes.

    MINIMUM FACE AMOUNT OF FUND--A Trust may be terminated if the face amount is less than 40% of the face amount of Securities deposited (of the face amount of Securities on the Initial Date of Deposit for the 2001, 2003 and 2005 Trusts). With respect to the 2004 and 2014 Trusts, each Trust must be terminated no later than one year after the maturity date of the Stripped Treasury Securities in that Trust.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust),
  Series B (2001 and 2005 Trusts), Series C
  (2006 Trust), Series D (1997 and 2007 Trusts),
  Series E (1998 and 2008 Trusts), Series F (1999 and
  2009 Trusts), Series G (2000 and 2010 Trusts),
  Series H (2011 Trust), Series I (2002 Trust),
  Series J (2013 Trust) and Series K (2004 and
  2014 Trusts) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 1995 and the related statements of operations and of changes in net assets for the periods ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1995, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank (National Association), the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1995 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
February 7, 1996

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1995












                                                   2003 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                     $52,972,470
  Other                                                 65,408

            Total trust property                    53,037,878

LESS LIABILITY - Other                                   5,493

NET ASSETS (Note 2)                                $53,032,385

UNITS OUTSTANDING                                   80,221,626

UNIT VALUE                                             $.66107

                See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS

                                                             2003 TRUST
                                                      Years Ended December 31,
                                                  1995          1994          1993
INVESTMENT INCOME:
  Interest income                             $    29,639    $    31,322   $    35,982
  Accretion of original issue
    discount                                    3,641,500      3,575,917     3,767,614
  Trustee's fees and expenses                     (19,424)       (20,811)      (21,329)

  Net investment income                         3,651,715      3,586,428     3,782,267

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                892,759        921,823     2,757,943
  Unrealized appreciation (depreciation) of
    investments                                 7,537,583     (8,735,643)    3,465,550

  Realized and unrealized gain (loss) on
    investments                                 8,430,342     (7,813,820)    6,223,493












NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $12,082,057    $(4,227,392)  $10,005,760

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2003 TRUST
                                                           Years Ended December 31,
                                                        1995        1994        1993
OPERATIONS:
  Net investment income                         $ 3,651,715    $ 3,586,428   $ 3,782,267
  Realized gain on securities sold                  892,759        921,823     2,757,943
  Unrealized appreciation (depreciation) of
    investments                                   7,537,583     (8,735,643)    3,465,550

  Net increase (decrease) in net assets
    resulting from operations                    12,082,057     (4,227,392)   10,005,760

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      888,564        826,575     1,509,919
  Redemptions of units                           (4,430,713)    (4,969,574)   (9,728,606)

  Net capital share transactions                 (3,542,149)    (4,142,999)   (8,218,687)

NET INCREASE (DECREASE) IN NET ASSETS             8,539,908     (8,370,391)    1,787,073

NET ASSETS, BEGINNING OF YEAR                    44,492,477     52,862,868    51,075,795

NET ASSETS, END OF YEAR                         $53,032,385    $44,492,477   $52,862,868

UNIT VALUE, END OF YEAR                             $.66107        $.51703       $.56338

UNITS OUTSTANDING, END OF YEAR                   80,221,626     86,053,770    93,832,418

                           See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B












STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995

                                                              2001 TRUST    2005 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $53,503,783   $22,408,023
  Other                                                            56,234        18,400

           Total trust property                                53,560,017    22,426,423

LESS LIABILITY - Other                                              5,103           981

NET ASSETS (Note 2)                                           $53,554,914   $22,425,442

UNITS OUTSTANDING                                              69,865,193    36,917,304

UNIT VALUE                                                        $.76655       $.60745


                        See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                   2001 TRUST
                                                           Years Ended  December 31,
                                                         1995         1994         1993
INVESTMENT INCOME:
  Interest income                                     $   25,558  $    26,523   $   31,082
  Accretion of original issue discount                 4,070,813    4,112,256    1,970,916
  Trustee's fees and expenses                            (17,357)     (23,626)     (15,676)

  Net investment income                                4,079,014    4,115,153    1,986,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       720,572    1,017,673    4,726,764
  Unrealized appreciation (depreciation) of
    investments                                        5,161,047   (8,491,267)   2,005,671












  Realized and unrealized gain (loss) on
    investments                                        5,881,619   (7,473,594)   6,732,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $9,960,633  $(3,358,441)  $8,718,757

                          See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2005 TRUST
                                                           Years Ended  December 31,
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $   12,677  $    12,787   $   13,934
  Accretion of original issue discount                 1,371,217    1,297,432    1,373,844
  Trustee's fees and expenses                            (10,695)     (10,828)     (10,862)

  Net investment income                                1,373,199    1,299,391    1,376,916

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       369,384      368,832      716,371
  Unrealized appreciation (depreciation) of
    investments                                        3,590,504   (3,305,168)   1,407,540

  Realized and unrealized gain (loss) on
    investments                                        3,959,888   (2,936,336)   2,123,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $5,333,087  $(1,636,945)  $3,500,827


                  See Notes to Financial Statements.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS













                                                                 2001 TRUST
                                                         Years Ended  December 31,
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 4,079,014    $ 4,115,153   $ 1,986,322
  Realized gain on securities sold                    720,572      1,017,673     4,726,764
  Unrealized appreciation (depreciation)
    of investments                                  5,161,047     (8,491,267)    2,005,671

  Net increase (decrease)in net assets
    resulting from operations                       9,960,633     (3,358,441)    8,718,757

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      2,517,687      1,230,864       700,963
  Redemptions of units                             (5,433,756)    (6,500,507)   (9,067,185)

  Net capital share transactions                   (2,916,069)    (5,269,643)   (8,366,222)

NET INCREASE (DECREASE) IN NET ASSETS               7,044,564     (8,628,084)      352,535

NET ASSETS, BEGINNING OF YEAR                      46,510,350     55,138,434    54,785,899

NET ASSETS, END OF YEAR                           $53,554,914    $46,510,350   $55,138,434

UNIT VALUE, END OF YEAR                               $.76655        $.63070       $.67405

UNITS OUTSTANDING, END OF YEAR                     69,865,193     73,744,210    81,801,200


                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2005 TRUST
                                                         Years Ended  December 31,
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 1,373,199    $ 1,299,391   $ 1,376,916
  Realized gain on securities sold                    369,384        368,832       716,371
  Unrealized appreciation (depreciation)
    of investments                                  3,590,504     (3,305,168)    1,407,540

  Net increase (decrease) in net assets
    resulting from operations                       5,333,087     (1,636,945)    3,500,827












CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      2,186,036        979,867     1,693,122
  Redemptions of units                             (1,986,425)    (1,937,561)   (3,436,735)

  Net capital share transactions                      199,611       (957,694)   (1,743,613)

NET INCREASE (DECREASE) IN NET ASSETS               5,532,698     (2,594,639)    1,757,214

NET ASSETS, BEGINNING OF YEAR                      16,892,744     19,487,383    17,730,169

NET ASSETS, END OF YEAR                           $22,425,442    $16,892,744   $19,487,383

UNIT VALUE, END OF YEAR                               $.60745        $.46253       $.50723

UNITS OUTSTANDING, END OF YEAR                     36,917,304     36,522,329    38,419,137


                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1995

                                                                                 2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                                    $5,132,212
  Other                                                                                7,900

           Total trust property                                                    5,140,112

LESS LIABILITY - Other                                                                 6,175

NET ASSETS (Note 2)                                                               $5,133,937

UNITS OUTSTANDING                                                                  8,847,662

UNIT VALUE                                                                           $.58026

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $    2,699    $   2,744   $    3,441
  Accretion of original issue discount                   310,893      305,003      338,288
  Trustee's fees and expenses                             (2,697)      (2,651)      (1,879)

  Net investment income                                  310,895      305,096      339,850

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       205,530      187,066      237,823
  Unrealized appreciation (depreciation)
    of investments                                       776,125     (906,211)     446,085

  Realized and unrealized gain (loss) on
    investments                                          981,655     (719,145)     683,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,292,550    $(414,049)  $1,023,758

                                See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2006 TRUST
                                                          Years Ended December 31,
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                            $  310,895     $  305,096   $   339,850
  Realized gain on securities sold                    205,530        187,066       237,823











  Unrealized appreciation (depreciation)
    of investments                                    776,125       (906,211)      446,085

  Net increase (decrease) in net assets
    resulting from operations                       1,292,550       (414,049)    1,023,758

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                        926,723        418,164       455,062
  Redemptions of units                             (1,012,052)      (955,121)     (868,372)

  Net capital share transactions                      (85,329)      (536,957)     (413,310)

NET INCREASE (DECREASE) IN NET ASSETS               1,207,221       (951,006)      610,448

NET ASSETS, BEGINNING OF YEAR                       3,926,716      4,877,722     4,267,274

NET ASSETS, END OF YEAR                            $5,133,937     $3,926,716    $4,877,722

UNIT VALUE, END OF YEAR                               $.58026        $.43332       $.47786

UNITS OUTSTANDING, END OF YEAR                      8,847,662      9,061,845    10,207,360


                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995

                                                                 1997 TRUST      2007 TRUST


TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                   $53,701,117    $10,931,452
  Other                                                               24,416          2,818

            Total trust property                                  53,725,533     10,934,270

LESS LIABILITY - Other                                                 1,286          1,357

NET ASSETS (Note 2)                                              $53,724,247    $10,932,913

UNITS OUTSTANDING                                                 56,679,406     20,101,562

UNIT VALUE                                                           $.94786        $.54388


                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   1997 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $   20,865   $   21,475   $   23,900
  Accretion of original issue discount                 4,373,399    4,188,411    4,238,667
  Trustee's fees and expenses                            (14,879)     (15,353)     (16,265)

  Net investment income                                4,379,385    4,194,533    4,246,302

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       181,168      300,597    1,069,363
  Unrealized appreciation (depreciation) of
    investments                                          945,860   (5,176,128)     188,278

  Realized and unrealized gain (loss) on
    investments                                        1,127,028   (4,875,531)   1,257,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $5,506,413   $ (680,998)  $5,503,943

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993












INVESTMENT INCOME:
  Interest income                                     $    7,248  $     8,030   $   10,681
  Accretion of original issue discount                   720,342      705,967      840,251
  Trustee's fees and expenses                             (7,196)      (8,899)      (7,218)

  Net investment income                                  720,394      705,098      843,714

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       362,903      248,777    1,054,077
  Unrealized appreciation (depreciation) of
    investments                                        1,999,314   (2,051,001)     978,063

  Realized and unrealized gain (loss) on
    investments                                        2,362,217   (1,802,224)   2,032,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,082,611  $(1,097,126)  $2,875,854

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 1997 TRUST
                                                          Years Ended December 31
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 4,379,385    $ 4,194,533   $ 4,246,302
  Realized gain on securities sold                    181,168        300,597     1,069,363
  Unrealized appreciation (depreciation)
    of investments                                    945,860     (5,176,128)      188,278

  Net increase (decrease)in net assets
    resulting from operations                       5,506,413       (680,998)    5,503,943

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      3,441,998      3,919,628       642,043
  Redemptions of units                             (7,916,778)    (5,370,837)   (8,848,290)

  Net capital share transactions                   (4,474,780)    (1,451,209)   (8,206,247)

NET INCREASE (DECREASE) IN NET ASSETS               1,031,633     (2,132,207)   (2,702,304)












NET ASSETS, BEGINNING OF PERIOD                    52,692,614     54,824,821    57,527,125

NET ASSETS, END OF PERIOD                         $53,724,247    $52,692,614   $54,824,821

UNIT VALUE, END OF PERIOD                             $.94786         $.85553      $.86631

UNITS OUTSTANDING, END OF PERIOD                   56,679,406     61,590,781    63,285,271

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                          Years Ended December 31
                                                      1995          1994          1993


OPERATIONS:
  Net investment income                           $   720,394    $   705,098   $   843,714
  Realized gain on securities sold                    362,903        248,777     1,054,077
  Unrealized appreciation (depreciation)
    of investments                                  1,999,314     (2,051,001)      978,063

  Net increase (decrease)in  net assets
    resulting from operations                       3,082,611     (1,097,126)    2,875,854

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                        686,393                      213,762
  Redemptions of units                             (1,785,206)    (1,193,225)   (3,238,370)

  Net capital share transactions                   (1,098,813)    (1,193,225)   (3,024,608)

NET INCREASE (DECREASE) IN NET ASSETS               1,983,798     (2,290,351)     (148,754)

NET ASSETS, BEGINNING OF PERIOD                     8,949,115     11,239,466    11,388,220

NET ASSETS, END OF PERIOD                         $10,932,913    $ 8,949,115   $11,239,466

UNIT VALUE, END OF PERIOD                             $.54388        $.39904       $.44340

UNITS OUTSTANDING, END OF PERIOD                   20,101,562     22,426,556    25,348,458

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995

                                                              1998 TRUST    2008 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $57,018,548   $25,227,203
  Other                                                            41,587        23,572

            Total trust property                               57,060,135    25,250,775

LESS LIABILITY - Other                                              4,343         8,804

NET ASSETS (Note 2)                                           $57,055,792   $25,241,971

UNITS OUTSTANDING                                              63,485,140    50,417,866

UNIT VALUE                                                        $.89873       $.50066

                               See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS


                                                                   1998 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                    $    22,690  $    22,510   $   25,125
  Accretion of original issue
    discount                                           4,345,788    4,032,437    3,806,941











  Trustee's fees and expenses                            (15,955)     (16,133)     (15,691)

  Net investment income                                4,352,523    4,038,814    3,816,375

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       173,871      332,571    1,660,333
  Unrealized appreciation (deprecia-
    tion) of investments                               2,540,891   (5,936,517)     648,235

  Realized and unrealized gain (loss)
    on investments                                     2,714,762   (5,603,946)   2,308,568

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 7,067,285  $(1,565,132)  $6,124,943

                             See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993

INVESTMENT INCOME
  Interest income                                    $    18,790  $    21,497   $   27,805
  Accretion of original issue
    discount                                           1,565,747    1,656,763    2,055,569
  Trustee's fees and expenses                            (13,855)     (16,170)     (17,246)

  Net investment income                                1,570,682    1,662,090    2,066,128

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       241,098      467,814    5,337,058
  Unrealized appreciation (deprecia-
    tion) of investments                               5,452,882   (4,738,832)    (835,824)

  Realized and unrealized gain (loss)
    on investments                                     5,693,980   (4,271,018)   4,501,234

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 7,264,662  $(2,608,928)  $6,567,362












                               See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 1998 TRUST
                                                           Years Ended December 31
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 4,352,523    $ 4,038,814   $ 3,816,375
  Realized gain on securities sold                    173,871        332,571     1,660,333
  Unrealized appreciation (depreciation) of
    investments                                     2,540,891     (5,936,517)      648,235

  Net increase (decrease) in net assets
    resulting from operations                       7,067,285     (1,565,132)    6,124,943

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                      2,497,100      3,891,991       638,357
  Redemptions of Units                             (3,371,785)    (4,458,847)   (9,971,447)

  Net capital share transactions                     (874,685)      (566,856)   (9,333,090)

NET INCREASE (DECREASE) IN NET ASSETS               6,192,600     (2,131,988)   (3,208,147)

NET ASSETS, BEGINNING OF PERIOD                    50,863,192     52,995,180    56,203,327

NET ASSETS, END OF PERIOD                         $57,055,792    $50,863,192   $52,995,180

UNIT VALUE, END OF PERIOD                             $.89873        $.78992       $.81415

UNITS OUTSTANDING, END OF PERIOD                   63,485,140     64,390,067    65,092,391

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2008 TRUST











                                                           Years Ended December 31
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                            $1,570,682    $ 1,662,090   $ 2,066,128
  Realized gain on securities sold                    241,098        467,814     5,337,058
  Unrealized appreciation (depreciation) of
    investments                                     5,452,882     (4,738,832)     (835,824)

  Net increase (decrease) in net assets
    resulting from operations                       7,264,662     (2,608,928)    6,567,362

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                                       285,598       845,437
  Redemptions of Units                             (2,030,174)    (3,749,194)   (9,768,905)

  Net capital share transactions                   (2,030,174)    (3,463,596)   (8,923,468)

NET INCREASE (DECREASE) IN NET ASSETS               5,234,488     (6,072,524)   (2,356,106)

NET ASSETS, BEGINNING OF PERIOD                    20,007,483     26,080,007    28,436,113

NET ASSETS, END OF PERIOD                         $25,241,971    $20,007,483   $26,080,007

UNIT VALUE, END OF PERIOD                             $.50066        $.36191       $.40278

UNITS OUTSTANDING, END OF PERIOD                   50,417,866     55,283,741    64,750,242

                           See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995

                                                                1999 TRUST   2009 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                 $23,816,445  $10,293,978
  Other                                                              3,842       15,390

            Total trust property                                23,820,287   10,309,368

LESS LIABILITY - Other                                               2,869        7,750












NET ASSETS (Note 2)                                            $23,817,418  $10,301,618

UNITS OUTSTANDING                                               27,997,201   21,881,931

UNIT VALUE                                                         $.85071      $.47078

                             See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS


                                                                   1999 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $    9,808   $    6,786   $    5,242
  Accretion of original issue discount                 1,573,856    1,039,555    1,002,409
  Trustee's fees and expenses                             (9,203)      (6,414)      (3,771)

  Net investment income                                1,574,461    1,039,927    1,003,880

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       229,711       30,735      109,193
  Unrealized appreciation (depreciation)of
    investments                                        1,623,728   (1,649,501)     265,039

  Realized and unrealized gain (loss) on
    investments                                        1,853,439   (1,618,766)     374,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,427,900   $ (578,839)  $1,378,112

                             See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS













                                                                   2009 TRUST
                                                            Years Ended December 31
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $    8,713  $     9,446   $   11,694
  Accretion of original issue discount                   656,077      683,420      825,730
  Trustee's fees and expenses                             (8,426)      (9,012)      (9,100)

  Net investment income                                  656,364      683,854      828,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       329,163      236,183      604,618
  Unrealized appreciation (depreciation) of
    investments                                        2,261,855   (1,964,408)   1,184,559

  Realized and unrealized gain (loss) on
    investments                                        2,591,018   (1,728,225)   1,789,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,247,382  $(1,044,371)  $2,617,501

                             See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 1999 TRUST
                                                          Years Ended December 31
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 1,574,461    $ 1,039,927   $ 1,003,880
  Realized gain on securities sold                    229,711         30,735       109,193
  Unrealized appreciation (depreciation) of
    investments                                     1,623,728     (1,649,501)      265,039

  Net increase (decrease) in net assets
    resulting from operations                       3,427,900       (578,839)    1,378,112

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      3,923,258     11,083,330       150,449
  Redemptions of units                             (3,494,807)    (1,153,804)   (1,546,344)












  Net capital share transactions                      428,451      9,929,526    (1,395,895)

NET INCREASE (DECREASE) IN NET ASSETS               3,856,351      9,350,687       (17,783)

NET ASSETS, BEGINNING OF YEAR                      19,961,067     10,610,380    10,628,163

NET ASSETS, END OF YEAR                           $23,817,418    $19,961,067   $10,610,380

UNIT VALUE, END OF YEAR                               $.85071        $.73031       $.76453

UNITS OUTSTANDING, END OF YEAR                     27,997,201     27,332,137    13,878,316

                           See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2009 TRUST
                                                          Years Ended December 31
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $   656,364    $   683,854   $   828,324
  Realized gain on securities sold                    329,163        236,183       604,618
  Unrealized appreciation (depreciation) of
    investments                                     2,261,855     (1,964,408)    1,184,559

  Net increase (decrease) in net assets
    resulting from operations                       3,247,382     (1,044,371)    2,617,501

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                        452,445        409,149
  Redemptions of units                             (1,567,198)    (1,771,941)   (2,888,682)

  Net capital share transactions                   (1,114,753)    (1,362,792)   (2,888,682)

NET INCREASE (DECREASE) IN NET ASSETS               2,132,629     (2,407,163)     (271,181)

NET ASSETS, BEGINNING OF YEAR                       8,168,989     10,576,152    10,847,333

NET ASSETS, END OF YEAR                           $10,301,618    $ 8,168,989   $10,576,152

UNIT VALUE, END OF YEAR                               $.47078       $.33542        $.37304

UNITS OUTSTANDING, END OF YEAR                     21,881,931     24,354,501    28,350,975












                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995


                                                              2000 TRUST     2010 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $22,308,192    $8,548,499
  Other                                                             4,396         7,022

           Total trust property                                22,312,588     8,555,521

LESS LIABILITY - Other                                              2,436         1,312

NET ASSETS (Note 2)                                           $22,310,152    $8,554,209

UNITS OUTSTANDING                                              27,637,020    19,561,835

UNIT VALUE                                                        $.80726       $.43729

                                See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2000 TRUST
                                                           Years Ended  December 31,
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $    9,467   $    6,916   $    7,551
  Accretion of original issue discount                 1,427,959      991,190      881,261
  Trustee's fees and expenses                             (9,230)      (6,728)      (4,115)












  Net investment income                                1,428,196      991,378      884,697

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (loss) on securities sold               (242,518)      47,190      293,367
  Unrealized appreciation (depreciation)
  of investments                                       1,912,465   (1,847,249)     672,178

  Realized and unrealized gain (loss) on
    investments                                        1,669,947   (1,800,059)     965,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,098,143   $ (808,681)  $1,850,242

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                   2010 TRUST
                                                           Years Ended  December 31,
                                                         1995         1994         1993

INVESTMENT INCOME:
  Interest income                                     $    7,635   $    7,302   $    8,362
  Accretion of original issue discount                   608,550      505,061      599,536
  Trustee's fees and expenses                             (7,603)      (7,403)      (6,877)

  Net investment income                                  608,582      504,960      601,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold               (140,604)     261,562    1,206,832
  Unrealized appreciation (depreciation) of
    investments                                        2,097,508   (1,125,138)     (26,233)

  Realized and unrealized gain (loss)on
    investments                                        1,956,904     (863,576)   1,180,599

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $2,565,486   $ (358,616)  $1,781,620

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2000 TRUST
                                                         Years Ended  December 31,
                                                      1995          1994          1993

OPERATIONS:
  Net investment income                           $ 1,428,196    $   991,378   $   884,697
  Realized gain (loss) on securities sold            (242,518)        47,190       293,367
  Unrealized appreciation (depreciation)
    of investments                                  1,912,465     (1,847,249)      672,178

  Net increase (decrease) in net assets
    resulting from operations                       3,098,143       (808,681)    1,850,242

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      5,018,288      3,985,324       679,422
  Redemptions of units                             (1,639,913)      (836,261)   (1,985,206)

  Net capital share transactions                    3,378,375      3,149,063    (1,305,784)

NET INCREASE IN NET ASSETS                          6,476,518      2,340,382       544,458

NET ASSETS, BEGINNING OF YEAR                      15,833,634     13,493,252    12,948,794

NET ASSETS, END OF YEAR                           $22,310,152    $15,833,634   $13,493,252

UNIT VALUE, END OF YEAR                               $.80726        $.67823       $.71952

UNITS OUTSTANDING, END OF YEAR                     27,637,020     23,345,619    18,753,153

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2010 TRUST
                                                         Years Ended  December 31,
                                                      1995          1994          1993












OPERATIONS:
  Net investment income                            $  608,582    $   504,960    $  601,021
  Realized gain (loss) on securities sold            (140,604)       261,562     1,206,832
  Unrealized appreciation (depreciation) of
    investments                                     2,097,508     (1,125,138)      (26,233)

  Net increase (decrease) in net assets
    resulting from operations                       2,565,486       (358,616)    1,781,620

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                      4,594,434      3,725,175     3,975,770
  Redemptions of units                             (5,495,933)    (3,356,388)   (6,429,139)

  Net capital share transactions                     (901,499)       368,787    (2,453,369)

NET INCREASE (DECREASE) IN NET ASSETS               1,663,987         10,171      (671,749)

NET ASSETS, BEGINNING OF YEAR                       6,890,222      6,880,051     7,551,800

NET ASSETS, END OF YEAR                            $8,554,209     $6,890,222    $6,880,051

UNIT VALUE, END OF YEAR                               $.43729       $.30742        $.34436

UNITS OUTSTANDING, END OF YEAR                     19,561,835     22,412,755    19,979,135

                            See Notes to Financial Statements.

                                             D-32

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1995

                                                                               2011 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                                  $2,199,963
  Other                                                                              2,106

           Total trust property                                                  2,202,069

LESS LIABILITY - Other                                                                 380

NET ASSETS (Note 2)                                                             $2,201,689

UNITS OUTSTANDING                                                                5,336,049

UNIT VALUE                                                                         $.41261













                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                      2011 TRUST
                                                               Years Ended December 31,

                                                             1995        1994       1993
INVESTMENT INCOME:
  Interest income                                          $  2,432   $   3,618   $  4,737
  Accretion of original issue discount                      172,906     245,966    294,464
  Trustee's fees and expenses                                (2,339)     (3,441)    (3,011)

  Net investment income                                     172,999     246,143    296,190

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed              136,243     115,674    238,213
  Unrealized appreciation (depreciation) of investments     534,185    (755,936)   386,516

  Realized and unrealized gain (loss) on investments        670,428    (640,262)   624,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $843,427   $(394,119)  $920,919

                        See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2011 TRUST
                                                            Years Ended December 31,
                                                         1995         1994         1993
OPERATIONS:
  Net investment income                               $  172,999   $  246,143   $  296,190
  Realized gain on securities sold                       136,243      115,674      238,213
  Unrealized appreciation (depreciation)
    of investments                                       534,185     (755,936)     386,516

  Net increase (decrease) in net assets
    resulting from operations                            843,427     (394,119)     920,919

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           229,724      472,768      919,691











  Redemption of units                                 (1,381,820)  (1,424,735)  (1,769,511)

  Net capital share transactions                      (1,152,096)    (951,967)    (849,820)

NET INCREASE (DECREASE) IN NET ASSETS                   (308,669)  (1,346,086)      71,099

NET ASSETS, BEGINNING OF YEAR                          2,510,358    3,856,444    3,785,345

NET ASSETS, END OF YEAR                               $2,201,689   $2,510,358   $3,856,444

NET VALUE, END OF YEAR                                   $.41261      $.28462      $.32073

UNITS OUTSTANDING, END OF YEAR                         5,336,049    8,820,153   12,023,998

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1995

                                                                          2002 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $ 8,346,580
  Other                                                                          809

           Total trust property                                            8,347,389

LESS LIABILITY - Other                                                           564

NET ASSETS (Note 2) $ 8,346,825

UNITS OUTSTANDING                                                         11,563,316

UNIT VALUE                                                             $.72184

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF OPERATIONS

                                                                        2002 TRUST
                                                               Years Ended December 31,











                                                             1995        1994       1993
INVESTMENT INCOME:
  Interest income                                        $    3,416   $   2,064   $  1,863
  Accretion of original issue discount                      422,658     245,717    201,018
  Trustee's fees and expenses                                (3,076)       (389)    (3,057)

  Net investment income                                     422,998     247,392    199,824

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                            8,260     20,034
  Unrealized appreciation (depreciation) of
    investments                                             917,851    (491,502)   282,131

  Realized and unrealized gain (loss) on
    investments                                             917,851    (483,242)   302,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $1,340,849   $(235,850)  $501,989

                        See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      2002 TRUST
                                                            Years Ended December 31,
                                                         1995         1994         1993
OPERATIONS:
  Net investment income                               $  422,998   $  247,392   $  199,824
  Realized gain on securities sold                                      8,260       20,034
  Unrealized appreciation (depreciation) of
    investments                                          917,851     (491,502)     282,131

  Net increase (decrease) in net assets resulting
    from operations                                    1,340,849     (235,850)     501,989

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                         3,151,933    1,337,796      307,925
  Redemptions of units                                               (368,756)    (130,488)

  Net capital share transactions                       3,151,933      969,040      177,437

NET INCREASE IN NET ASSETS                             4,492,782      733,190      679,426

NET ASSETS, BEGINNING OF PERIOD                        3,854,043    3,120,853    2,441,427

NET ASSETS, END OF PERIOD                             $8,346,825   $3,854,043   $3,120,853












NET VALUE, END OF PERIOD                                 $.72184      $.58210      $.62563

UNITS OUTSTANDING, END OF PERIOD                      11,563,316    6,620,929    4,988,332

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1995

                                                                          2013 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $1,507,148
  Other                                                                        1,137

           Total trust property                                            1,508,285

LESS LIABILITY - Other                                                            95

NET ASSETS (Note 2)                                                       $1,508,190

UNITS OUTSTANDING                                                          4,192,101

UNIT VALUE                                                                   $.35977

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                   2013 TRUST
                                                                                  April 21
                                                                                     to
                                                      Years Ended December 31,  December 31,
                                                        1995         1994           1993
INVESTMENT INCOME:
  Interest income                                      $  2,715    $   3,103      $    419
  Accretion of original issue discount                  177,770      180,168        36,623
  Trustee's fees and expenses                            (2,236)      (2,451)         (519)












  Net investment income                                 178,249      180,820        36,523

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain (loss) on securities sold
    or redeemed                                         196,847     (312,022)       42,857
  Unrealized appreciation (depreciation) of
    investments                                         526,105     (114,971)      (48,875)

  Realized and unrealized gain (loss) on
    investments                                         722,952     (426,993)       (6,018)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $901,201    $(246,173)     $ 30,505

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2013 TRUST
                                                                                 April 21
                                                                                    to
                                                      Years Ended December 31, December 31,
                                                         1995        1994          1993
OPERATIONS:
  Net investment income                               $  178,249  $   180,820  $    36,523
  Realized gain (loss) on securities sold                196,847     (312,022)      42,857
  Unrealized appreciation (depreciation) of
    investments                                          526,105     (114,971)     (48,875)

  Net increase (decrease) in net assets resulting
    from operations                                      901,201     (246,173)      30,505

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                         1,141,322    3,211,198    1,381,341
  Redemption of units                                 (2,823,552)  (1,552,323)    (637,561)

  Net capital share transactions                      (1,682,230)   1,658,875      743,780

NET INCREASE (DECREASE) IN NET ASSETS                   (781,029)   1,412,702      774,285

NET ASSETS, BEGINNING OF PERIOD                        2,289,219      876,517      102,232

NET ASSETS, END OF PERIOD                             $1,508,190   $2,289,219   $  876,517

NET VALUE, END OF PERIOD                                 $.35977      $.24129      $.27382












UNITS OUTSTANDING, END OF PERIOD                       4,192,101    9,487,523    3,201,118

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1995

                                                              2004 TRUST    2014 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                  $7,391,410  $12,955,120
  Other                                                              1,465        6,411

           Total trust property                                  7,392,875   12,961,531

LESS LIABILITY - Other                                                 352        4,196

NET ASSETS (Note 2)                                             $7,392,523  $12,957,335

UNITS OUTSTANDING                                               11,563,330   38,853,887

UNIT VALUE                                                         $.63931      $.33349

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                      2004 TRUST
                                                                              April 27
                                                                Year Ended       to
                                                               December 31, December 31,
                                                                   1995         1994
INVESTMENT INCOME:
  Interest income                                               $    3,399    $    941
  Accretion of original issue discount                             382,113      92,946
  Trustee's fees and expenses                                       (2,324)       (903)

  Net investment income                                            383,188      92,984












REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                                   9,233
  Unrealized appreciation (depreciation) of investments          1,024,439    (124,406)

  Realized and unrealized gain (loss) on investments             1,033,672    (124,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $1,416,860    $(31,422)

                        See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                      2014 TRUST
                                                                              April 27
                                                                Year Ended       to
                                                               December 31, December 31,
                                                                   1995         1994
INVESTMENT INCOME:
  Interest income                                               $   10,839    $  1,979
  Accretion of original issue discount                             790,915     111,279
  Trustee's fees and expenses                                       (8,616)     (1,990)

  Net investment income                                            793,138     111,268

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold                        2,112,868    (208,605)
  Unrealized appreciation of investments                           980,160     175,148

  Realized and unrealized gain (loss) on investments             3,093,028     (33,457)

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $3,886,166    $ 77,811

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      2004 TRUST
                                                                              April 27
                                                                Year Ended       to











                                                               December 31, December 31,
                                                                   1995         1994
OPERATIONS:
  Net investment income                                         $  383,188   $   92,984
  Realized gain on securities sold                                   9,233
  Unrealized appreciation (depreciation) of investments          1,024,439     (124,406)

  Net increase (decrease) in net assets resulting from
    operations                                                   1,416,860      (31,422)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                   2,339,663    4,127,042
  Redemptions of units                                            (561,188)

  Net capital share transactions                                 1,778,475    4,127,042

NET INCREASE IN NET ASSETS                                       3,195,335    4,095,620

NET ASSETS, BEGINNING OF PERIOD                                  4,197,188      101,568

NET ASSETS, END OF PERIOD                                       $7,392,523   $4,197,188

UNIT VALUE, END OF PERIOD                                          $.63931      $.49590

UNITS OUTSTANDING, END OF PERIOD                                11,563,330    8,463,782


                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     2014 TRUST
                                                                             April 27
                                                              Year Ended        to
                                                             December 31,  December 31,
                                                                 1995          1994
OPERATIONS:
  Net investment income                                       $   793,138    $  111,268
  Realized gain (loss) on securities sold                       2,112,868      (208,605)
  Unrealized appreciation of investments                          980,160       175,148

  Net increase in net assets resulting from
    operations                                                  3,886,166        77,811

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                 22,696,883     5,732,846
  Redemptions of units                                        (17,927,869)   (1,611,186)












  Net capital share transactions                                4,769,014     4,121,660

NET INCREASE IN NET ASSETS                                      8,655,180     4,199,471

NET ASSETS, BEGINNING OF PERIOD                                 4,302,155       102,684

NET ASSETS, END OF PERIOD                                     $12,957,335    $4,302,155

UNIT VALUE, END OF PERIOD                                         $.33349       $.22335

UNITS OUTSTANDING, END OF PERIOD                               38,853,887    19,262,056

                  See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.  NET ASSETS, DECEMBER 31, 1995

    Series A (2003 Trust)

Cost of 80,221,626 units at Dates of Deposit                 $19,435,818
Less sales charge                                                340,095
Net amount applicable to Holders                              19,095,723
Realized gain on securities sold                              10,919,375
Unrealized appreciation of investments                        11,339,163
Redemptions of units - net cost of units redeemed less
  redemption amounts                                          (5,134,507)











Undistributed net investment income                           16,812,631

Net assets                                                   $53,032,385

Series B (2001 Trust)

Cost of 69,865,193 units at Dates of Deposit                 $21,665,749
Less sales charge                                                324,986
Net amount applicable to Holders                              21,340,763
Realized gain on securities sold                              12,930,203
Unrealized appreciation of investments                         6,908,145
Redemptions of units - net cost of units redeemed less
  redemption amounts                                          (3,674,351)
Undistributed net investment income                           16,050,154

Net assets                                                   $53,554,914

Series B (2005 Trust)

Cost of 36,917,304 units at Dates of Deposit                 $ 8,618,723
Less sales charge                                                150,828
Net amount applicable to Holders                               8,467,895
Realized gain on securities sold                               5,477,577
Unrealized appreciation of investments                         4,051,348
Redemptions of units - redemption amounts less net cost
  of units redeemed                                             (335,354)
Undistributed net investment income                            4,763,976

Net assets                                                   $22,425,442

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1995 (Continued)

    Series C (2006 Trust)

Cost of 8,847,662 units at Dates of Deposit                  $ 2,128,222
Less sales charge                                                 37,244
Net amount applicable to Holders                               2,090,978
Realized gain on securities sold                               1,066,040
Unrealized appreciation of investments                           880,453
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             235,916
Undistributed net investment income                              860,550

Net assets                                                   $ 5,133,937

    Series D (1997 Trust)












Cost of 56,679,406 units at Dates of Deposit                 $28,251,446
Less sales charge                                                423,772
Net amount applicable to Holders                              27,827,674
Realized gain on securities sold                               3,726,946
Unrealized appreciation of investments                         1,988,294
Redemptions of units - net cost of units redeemed less
  redemption amounts                                           1,265,169
Undistributed net investment income                           18,916,164

Net assets                                                   $53,724,247

    Series D (2007 Trust)

Cost of 20,101,562 units at Dates of Deposit                 $ 3,778,729
Less sales charge                                                 66,128
Net amount applicable to Holders                               3,712,601
Realized gain on securities sold                               4,101,930
Unrealized appreciation of investments                         3,032,645
Redemptions of units - net cost of units redeemed less
  redemption amounts                                          (2,894,270)
Undistributed net investment income                            2,980,007

Net assets                                                   $10,932,913

    Series E (1998 Trust)

Cost of 63,485,140 units at Dates of Deposit                 $30,303,750
Less sales charge                                                454,556
Net amount applicable to Holders                              29,849,194
Realized gain on securities sold                               4,926,983
Unrealized appreciation of investments                         3,782,487
Redemptions of units - net cost of units redeemed less
  redemption amounts                                            (919,400)
Undistributed net investment income                           19,416,528

Net assets                                                   $57,055,792

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1995 (Continued)

    Series E (2008 Trust)

Cost of 50,417,866 units at Dates of Deposit                 $ 9,859,296
Less sales charge                                                172,538
Net amount applicable to Holders                               9,686,758











Realized gain on securities sold                               8,694,854
Unrealized appreciation of investments                         6,455,103
Redemptions of units - net cost of units redeemed less
  redemption amounts                                          (5,592,457)
Undistributed net investment income                            5,997,713

Net assets                                                   $25,241,971

    Series F (1999 Trust)

Cost of 27,997,201 units at Dates of Deposit                 $17,810,164
Less sales charge                                                311,678
Net amount applicable to Holders                              17,498,486
Realized gain on securities sold                                 409,509
Unrealized appreciation of investments                         1,275,951
Redemptions of units - net cost of units redeemed less
  redemption amounts                                           1,591,130
Undistributed net investment income                            3,042,342

Net assets                                                   $23,817,418

    Series F (2009 Trust)

Cost of 21,881,931 units at Dates of Deposit                 $ 4,790,388
Less sales charge                                                 83,832
Net amount applicable to Holders                               4,706,556
Realized loss on securities sold                                (584,413)
Unrealized appreciation of investments                         2,663,200
Redemptions of units - net cost of units redeemed less
  redemption amounts                                           1,449,146
Undistributed net investment income                            2,067,129

Net assets                                                   $10,301,618

    Series G (2000 Trust)

Cost of 27,637,020 units at Dates of Deposit                 $15,890,722
Less sales charge                                                278,088
Net amount applicable to Holders                              15,612,634
Realized gain on securities sold                                 303,544
Unrealized appreciation of investments                         1,649,662
Redemptions of units - net cost of units redeemed less
  redemption amounts                                           1,275,836
Undistributed net investment income                            3,468,476

Net assets                                                   $22,310,152

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES












NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1995 (Continued)

    Series G (2010 Trust)

Cost of 19,561,835 units at Dates of Deposit                 $ 4,571,626
Less sales charge                                                 80,003
Net amount applicable to Holders                               4,491,623
Realized gain on securities sold                               2,121,759
Unrealized appreciation of investments                         1,503,053
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              50,096
Undistributed net investment income                              387,678

Net assets                                                   $ 8,554,209

    Series H (2011 Trust)

Cost of 5,336,049 units at Dates of Deposit                   $1,259,237
Less sales charge                                                 25,185
Net amount applicable to Holders                               1,234,052
Realized gain on securities sold                                 554,134
Unrealized appreciation of investments                           372,127
Redemptions of units - net cost of units redeemed less
  redemption amounts                                            (222,165)
Undistributed net investment income                              263,541

Net assets                                                    $2,201,689

    Series I (2002 Trust)

Cost of 11,563,316 units at Dates of Deposit                  $6,721,922
Less sales charge                                                100,829
Net amount applicable to Holders                               6,621,093
Realized gain on securities sold                                  33,654
Unrealized appreciation of investments                           793,083
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              22,945
Undistributed net investment income                              876,050

Net assets                                                    $8,346,825

    Series J (2013 Trust)

Cost of 4,192,101 units at Dates of Deposit                   $1,094,806
Less sales charge                                                 21,896
Net amount applicable to Holders                               1,072,910
Realized loss on securities sold                                 (72,318)
Unrealized appreciation of investments                           362,259
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              73,900
Undistributed net investment income                               71,439












Net assets                                                    $1,508,190

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.  NET ASSETS, DECEMBER 31, 1995 (Concluded)

    Series K (2004 Trust)

    Cost of 11,563,330 units at Dates of Deposit                    $ 6,168,158
    Less sales charge                                                   123,363
    Net amount applicable to Holders                                  6,044,795
    Realized gain on securities sold                                      9,233
    Unrealized appreciation of investments                              900,033
    Redemption of units - net cost of units redeemed less
    redemption amounts                                                    4,342
    Undistributed net investment income                                 434,120

    Net assets                                                      $ 7,392,523

    Series K (2014 Trust)

    Cost of 38,853,887 units at Dates of Deposit                    $10,353,523
    Less sales charge                                                   181,188
    Net amount applicable to Holders                                 10,172,335
    Realized gain on securities sold                                  1,904,263
    Unrealized appreciation of investments                            1,155,308
    Redemptions of units - net cost of units redeemed less
    redemption amounts                                                 (422,027)
    Undistributed net investment income                                 147,456

    Net assets                                                      $12,957,335

3.  CAPITAL SHARE TRANSACTIONS

    Additional units were issued as follows:

Series      Trust            1995              1994              1993

   A            2003         1,593,397         1,583,219         2,866,682
   B            2001         3,772,845         1,928,908         1,129,643
   B            2005         4,044,894         2,087,385         3,480,932
   C            2006         1,643,266           983,437         1,054,074
   D            1997         3,856,382         4,563,407           742,180
   D            2007         1,647,168                 0           524,545
   E            1998         3,055,836         4,892,359           782,851
   E            2008                 0           804,899         2,449,524
   F            1999         5,041,514        14,996,491           195,741
   F            2009         1,297,277         1,138,211                 0











   G            2000         6,914,376         5,786,280           972,864
   G            2010        12,489,075        12,472,504        12,042,798
   H            2011           739,495         1,508,368         3,319,138
   I            2002         4,942,387         2,265,189           577,911
   J            2013         4,474,457        12,770,407         5,141,650
   K            2004         4,100,931         8,262,575                 0
   K            2014        81,964,087        26,575,919                 0

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.  CAPITAL SHARE TRANSACTIONS (Continued)

    Units were redeemed as follows:

Series         Trust           1995              1994              1993

   A            2003         7,425,541         9,361,867        18,103,063
   B            2001         7,651,862         9,985,898        14,007,510
   B            2005         3,649,919         3,984,193         7,644,062
   C            2006         1,857,449         2,128,952         1,863,979
   D            1997         8,767,757         6,257,897        10,487,565
   D            2007         3,972,162         2,921,902         7,152,408
   E            1998         3,960,763         5,594,683        12,598,098
   E            2008         4,865,875        10,271,400        25,873,411
   F            1999         4,376,450         1,542,670         2,053,965
   F            2009         3,769,847         5,134,685         8,104,288
   G            2000         2,622,975         1,193,814         2,870,255
   G            2010        15,339,995        10,038,884        19,760,552
   H            2011         4,223,599         4,712,213         6,292,408
   I            2002                 0           632,592           209,799
   J            2013         9,769,879         6,484,002         2,356,948
   K            2004         1,001,383                 0                 0
   K            2014        62,372,256         7,755,231                 0

    Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.  INCOME TAXES

    All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal
Revenue Code.

    At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.  DISTRIBUTIONS

    It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1995

     Portfolio No.                                       Adjusted
      and Title of    Interest                Face         Cost        Value
       Securities       Rate   Maturities    Amount      (Note A)    (Note A)

Series A (2003 Trust)


 1 Stripped Treasury
    Securities (Note B)     0%   8/15/03   $80,044,625  $41,333,807 $52,629,435
 2 U.S. Treasury Bonds  11.125   8/15/03       255,516      299,500     343,035

   Total                                   $80,300,141  $41,633,307 $52,972,470

Series B (2001 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/01   $69,906,325  $46,341,245 $53,237,607
 2 U.S. Treasury Bonds  11.750   2/15/01       207,879      254,393     266,176

   Total                                   $70,114,204  $46,595,638 $53,503,783

Series B (2005 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/05   $37,148,940  $18,211,180 $22,250,388
 2 U.S. Treasury Bonds  11.625   11/15/04      111,338      145,495     157,635

   Total                                   $37,260,278  $18,356,675 $22,408,023

Series C (2006 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/06   $ 9,054,000  $ 4,217,383 $ 5,094,681
 2 U.S. Treasury Bonds   9.375   2/15/06        29,172       34,376      37,531

   Total                                   $ 9,083,172  $ 4,251,759 $ 5,132,212












Series D (1997 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/97   $56,511,423  $51,451,289 $53,420,518
 2 U.S. Treasury Notes   7.250   11/15/96      276,004      261,534     280,599

   Total                                   $56,787,427  $51,712,823 $53,701,117

Series D (2007 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/07   $20,507,000  $ 7,821,536 $10,837,635
 2 U.S. Treasury Bonds   9.375   2/15/06        72,922       77,271      93,817

   Total                                   $20,579,922  $ 7,898,807 $10,931,452

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1995

     Portfolio No.                                       Adjusted
      and Title of    Interest                Face         Cost        Value
       Securities       Rate   Maturities    Amount      (Note A)    (Note A)

Series E (1998 Trust)


1  Stripped Treasury
     Securities (Note B)    0%   2/15/98   $63,260,000  $52,965,454  $56,727,772
2  U.S. Treasury Notes   8.125   2/15/98       275,020      270,607      290,776

   Total                                   $63,535,020  $53,236,061  $57,018,548

Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/08   $50,412,000  $18,568,228  $24,979,650
2  U.S. Treasury Bonds   9.375   2/15/06       192,418      203,872      247,553

   Total                                   $50,604,418  $18,772,100  $25,227,203

Series F (1999 Trusts)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/99   $27,891,000 $22,422,128  $23,695,357
 2 U.S. Treasury Notes   8.875   2/15/99       109,867     118,366      121,088

   Total                                   $28,000,867 $22,540,494  $23,816,445

Series F (2009 Trust)












 1 Stripped Treasury
    Securities (Note B)     0%   2/15/09   $21,922,000 $ 7,535,247  $10,184,523
 2 U.S. Treasury Bonds   9.375   2/15/06        85,077      95,532      109,455

   Total                                   $22,007,077 $ 7,630,779  $10,293,978

Series G (2000 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/00   $27,561,000 $20,537,938  $22,182,471
2  U.S. Treasury Notes   8.500   2/15/00       112,806     120,592      125,721

   Total                                   $27,673,806 $20,658,530  $22,308,192

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1995

     Portfolio No.                                       Adjusted
      and Title of    Interest                Face         Cost        Value
       Securities       Rate   Maturities    Amount      (Note A)    (Note A)

Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/10   $19,447,000 $ 6,955,648  $ 8,449,527
2  U.S. Treasury Bonds   9.375   2/15/06        76,929      89,798       98,972

   Total                                   $19,523,929 $ 7,045,446  $ 8,548,499


Series H (2011 Trust)

 1 Stripped Treasury
    Securities (Note B)     0%   2/15/11    $5,359,000  $1,801,934   $2,173,128
 2 U.S. Treasury Bonds   9.375   2/15/06        20,858      25,902       26,835

   Total                                    $5,379,858  $1,827,836   $2,199,963

Series I (2002 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   02/15/02  $11,518,000   $7,496,068  $8,285,358
2  U.S. Treasury Notes   7.500   11/15/01       55,540       57,429      61,222

         Total                             $11,573,540   $7,553,497  $8,346,580

Series J (2013 Trust)












1  Stripped Treasury
     Securities (Note B)    0%  02/15/13    $4,192,000   $1,127,210  $1,487,112
2  U.S. Treasury Bonds  10.375  11/15/12(C)     14,496       17,680      20,036

   Total                                    $4,206,496   $1,144,890  $1,507,148

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1995

     Portfolio No.                                       Adjusted
      and Title of    Interest                Face         Cost        Value
       Securities       Rate   Maturities    Amount      (Note A)    (Note A)

Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)    0%  2/15/04    $11,488,000  $ 6,427,664 $ 7,320,613
2  U.S. Treasury Notes   5.875  2/15/04         69,379       63,713      70,797

   Total                                   $11,557,379  $ 6,491,377 $ 7,391,410


Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)    0%  2/15/14    $38,511,000  $11,619,939 $12,762,160
2  U.S. Treasury Bonds  11.250  2/15/15        120,382      179,873     192,960

   Total                                   $38,631,382  $11,799,812 $12,955,120

Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                            U.S. TREASURY SECURITIES
FUND STRUCTURE

     Each Series (a 'Fund') consists of a number of separate unit investment trusts (each a 'Trust') created under New York law by one Trust indenture (the 'Indenture') among the Sponsor, the Trustee and the Evaluator. To the extent that references in the Prospectus are to articles and sections of the Indenture, which are hereby incorporated by reference, the statements made herein are qualified in their entirety by this reference. On the initial date of deposit for each Trust (the 'Initial Date of Deposit') the Sponsor deposited the underlying Securities with the Trustee at prices equal to the valuation of those Securities on the offer side of the market as determined by the Evaluator, and the Trustee delivered to the Sponsor units of interest ('Units') representing the entire ownership of that Trust in the Fund. Most if not all of the Securities so deposited were represented by purchase contracts assigned to the Trustee together with an irrevocable letter or letters of credit issued by a commercial bank or banks in the amount necessary to complete their purchase. The record holders ('Holders') of Units will have the right to have their Units redeemed (see Redemption) at a price based on the aggregate bid side evaluation of the Securities ('Redemption Price per Unit') if the Units cannot be sold in the market which the Sponsor has committed to maintain (see Market for Units). Redemption will be made in securities ('in kind') or in cash at the option of the Holder.

     The Sponsor may deposit additional Securities, with an identical maturity to that of the Securities initially deposited, in any of the Trusts, and Units in the Trusts may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of each Trust (see Selection and Acquisition of Securities). However, each Unit will continue to represent the identical face amount of Securities with identical maturity dates.

     As used herein, 'Securities' includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trusts and described under Portfolios and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts. As used herein, the term 'Units,' unless the context otherwise indicates, means the units of interest in all Trusts.

RISK FACTORS

     An investment in Units of a Trust should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio (the 'Portfolio') and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a direct Holder (but not necessarily Policyowners--see Taxes) will have significant amounts of taxable income attributable to it before receipt of the cash attributable to that income.

     Because interest on 'zero coupon' debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations that distribute income regularly. Accordingly, while the full faith and credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund invested in debt obligations of comparable maturity that pay interest currently. This risk is greater when the period to maturity is longer.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

     Bearer bonds are transferable by delivery; payments are made to the holder of the bonds. Stripped bonds have been stripped of their unmatured interest coupons; stripped coupons are coupons that have been stripped from an issuer's bonds. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the 'zero-coupon bonds' that have been issued by corporations. Zero coupon bonds are debt obligations that do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Stripped Treasury Securities held by any Trust shall consist solely of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their unmatured interest coupons, (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry systems called 'Separate Trading of Registered Interest and Principal of Securities' ('STRIPS') and 'Coupon Under Book-Entry Safekeeping' ('CUBES'), and (c) receipts or certificates for stripped U.S. Treasury debt obligations. STRIPS and CUBES, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities. Receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds which are direct obligations of the United States of America. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation (which may be held by it either in physical or in book entry form). The terms of custody provide that the underlying debt obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations including the right in the event of default in payment of principal or interest thereon to proceed individually against the United States without acting in concert with other holders of those receipts or certificates or the custodian. Receipts and certificates may not be as liquid as STRIPS or CUBES.

     The Stripped Treasury Securities in each Trust are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest. The Securities are sold at a substantial discount from their face amounts payable at maturity. A holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, an insurance company separate account such as the Account can avoid being taxed on such income by deducting an equal amount for an increase in reserves. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury securities.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the 'interest' method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the 'interest' method described above, the 'interest' method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes below).

DESCRIPTION OF THE FUND

THE PORTFOLIO

     The Portfolio of each Trust consists of different issues of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and of the Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust. It is intended that the Portfolio for each Trust will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies issued by the Insurers.

SELECTION AND ACQUISITION OF SECURITIES

     In selecting Securities for deposit in a Trust, the following factors, among others, were considered by the Unit Investment Trusts division of Merrill Lynch, Pierce, Fenner & Smith Incorporated: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

     The yield to maturity and discount from par on securities of the type deposited in the Trusts depend on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

     Each Trust consists of the Securities (or contracts to purchase the Securities) listed under Portfolios and any additional Securities deposited in the Trust pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the Trust, together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

     Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Security. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract ('Failed Security'), the Sponsor is authorized under the Indenture to direct the Trustee to acquire substitute securities ('Replacement Securities') to make up the portfolio of the Trust. Replacement Securities for Securities initially deposited must be deposited into the Trust within 110 days after the Initial Date of Deposit; Replacement Securities for Securities deposited thereafter must be deposited within 20 days after delivery of notice of the failed contract; the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. The Replacement Securities must be Securities issued by the U.S. Treasury (i) that if stripped make no periodic payments of interest, or if interest-bearing are of the same issue, (ii) that have a fixed maturity identical to that of the Failed Security, (iii) that are purchased at a price that results in a yield to maturity as of the date of deposit of the Failed Security which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security and (iv) that are not when, as and if issued obligations. If this right of substitution is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will cause to be refunded the attributable transaction charge plus the attributable Cost of Securities to Trust, plus accrued interest and amortization attributable to the relevant Security to the date the Sponsor is notified of the failure.

     Because certain of the Securities from time to time may be sold under certain circumstances described herein, each Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the Sponsor to increase the size and number of Units of any Trust by the deposit of additional Securities and the issue of a corresponding number of additional Units, provided that the maturity of any additional Securities deposited in the Trust is identical to the maturity of the Securities initially deposited in the Trust.

THE UNITS

     On the date of the Investment Summary of each Trust each Unit represented the fractional undivided interest in the Securities held in the Trust and net income of the Trust set forth in the Investment Summary. Thereafter, if Units of any Trust are redeemed the face amount of Securities in that Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. However, if additional Units are issued by any Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the aggregate face amount of Securities in the Trust will be increased by amounts allocable to the additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder (which may include the Sponsor) or until the termination of the Indenture (see Redemption and Administration of the Fund--Amendment and Termination).

INCOME AND YIELD

     The economic effect of purchasing Units of a Trust is that the investor who holds his Units until maturity of the underlying Securities should receive approximately a fixed yield, not only on his original investment but on all earned discount during the life of the Securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, an investor in the Units, unlike an investor in a fund comprised of customary securities, virtually eliminates his risk of being unable to invest distributions at a rate as high as the yield on his Trust, but will forego the ability to reinvest at higher rates in the future.

     The Treasury Note deposited in each Trust in order to pay the expenses of the Trust includes an item of accrued but unpaid interest up to its date of deposit. To avoid having Holders pay this accrued interest (which earns no return) when Units are purchased, the Trustee pays this amount of accrued interest to the Sponsor as a special distribution. The Trustee will recover the amount of this distribution from interest received on the Treasury Note deposited in the Trust. Although the Treasury Note will also accrue interest during the period between the date of deposit and the date of settlement for Units, the Sponsor anticipates that any such amount of accrued interest will be minimal and, therefore, will not be added to the Offering Price of the Units.

     The price per Unit will vary in accordance with fluctuations in the prices of the Securities held by the Trust. Changes in the Offering Prices or in a Trust's expenses will result in changes in the yields to maturity.

TAXES

     The following discussion relates only to direct holders of Units of the Trusts, and not to Policyowners. If an Account is the Holder, any taxable income will in effect be offset by a deduction for an increase in reserves. For information on tax consequences to Policyowners, see the attached Prospectus for the Policies.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsor, under existing law:

        Each Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Holders of the Trust in the manner set forth below.

        Each Holder will be considered the owner of a pro rata portion of each Security in his Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). The total cost to a Holder for his Units, including the transaction charge, is allocated among his pro rata portion of each Security in his Trust (in proportion to the fair market values thereof on the date the Holder purchases his Units) in order to determine his tax cost for his pro rata portion of each Security.

        Each Trust consists primarily of Stripped Treasury Securities. A Holder is required to treat his pro rata portion of each Stripped Treasury Security in his Trust as a bond that was originally issued on the date the Holder purchased his Units at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the compounding of interest.

        Each Holder will be considered to have received the income on his pro rata portion of the Treasury Note in his Trust when interest on the Note is received by his Trust.

        A Holder will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund for an amount greater or less than his adjusted tax basis. Any such taxable gain or loss will be capital gain or loss except that any gain from the disposition of a Holder's pro rata portion of a Security acquired by the Holder at a 'market discount' (i.e., if the Holder's original cost for his pro rata portion of the Security (plus any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. Capital gains are generally taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. The deduction of capital losses is subject to limitations. A Holder will also be considered to have disposed of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units.

        A distribution to a Holder of Securities upon redemption of Units will not be a taxable event to the Holder or to nonredeeming Holders. The redeeming Holder's basis for such Securities will be equal to his basis for the Securities (previously represented by his Units) prior to such redemption, and his holding period for such Securities will include the period during which he held his Units. However, a Holder may recognize taxable gain or loss when the Holder sells the Securities so distributed for cash.

        Under the income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders of the Trust.

        Holders will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct holding of Units may be appropriate only for a tax-deferred account which can have taxable income attributed in advance of the receipt of the cash attributable to such income.

        The foregoing discussion relates only to Federal and certain aspects of New York income taxes. Depending on their state of residence, Holders may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     After the end of each calendar year, the Trustee will furnish to each Holder a report from which the Holder may determine the income received by his Trust on his pro rata portion of the Treasury Note, the gross proceeds received by the Fund from the disposition of any Security and the Holder's pro rata portion of the fees and expenses paid by his Trust. In order to enable them to comply with Federal and state tax reporting requirements, upon request to the Trustee Holders will be furnished with evaluations of Securities furnished to it by the Evaluator.

SALE OF UNITS

OFFERING PRICE

     The Offering Price per Unit of a Trust is computed as of the Evaluation Time by adding (a) the aggregate offer side evaluation of the Securities in the Trust (as determined by the Evaluator), (b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest as of the date of computation and (d) all other assets of the Trust; deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; dividing the result by the number of Units of the Trust outstanding as of the date of computation (Sections 4.01 and 5.01); and adding the applicable transaction charge depending on the remaining years to maturity of the Stripped Treasury Security in the Trust:


                                                                 PERCENT
                                                         PERCENT   OF
                                                           OF     NET
                                                                 AMOUNT
                                                         OFFERING
          REMAINING YEARS TO MATURITY                    PRICE   INVESTED
---------------------------------------------------------------  ------
Less than 2 years........................................   0.25%  0.251%
At least 2 years but less than 3 years...................   0.50   0.503
At least 3 years but less than 5 years...................   0.75   0.756
At least 5 years but less than 8 years...................   1.00   1.010
At least 8 years but less than 13 years..................   1.50   1.523
At least 13 years but less than 18 years.................   1.75   1.781
18 years or more.........................................   2.00   2.041

     On Units sold to an Account, the Insurer initially pays the transaction charge, which it intends to recover through an asset charge. See the accompanying Prospectus for the Policies for further information. These transaction charges are less than sales charges on comparable funds offered by the Sponsor reflecting elimination of distribution expenses because all sales are made to the Accounts. Because the income on the Treasury Note is designed to equal the Trust expenses, accrued interest on the Note is not reflected in the offering, repurchase or redemption prices of Units. In practice, as determined on an accrual basis by the auditors, accumulated expenses have been slightly higher or lower than the interest on the Treasury Notes. These differences are immaterial and may change over time. If there is an expense deficit at termination of a Trust, either the Trustee will waive a part of its fees or the Sponsor will bear sufficient expenses to eliminate the deficit. If a surplus remains at termination, the amount will be distributed to Holders; alternately, the Sponsor from time to time may direct the Trustee to distribute part or all of any accumulated surplus. The Offering Price on the date of this Prospectus or on any subsequent date will vary from the Offering Price on the date of the Investment Summary in accordance with fluctuations in the aggregate offering side evaluation of the underlying Securities in the Trust. Amortization of discount will have the effect of increasing at any particular time the offering side evaluation of the underlying Securities.

     The aggregate bid or offer side evaluation of the Securities is determined by the Evaluator in the following manner: (a) on the basis of current bid or offer prices for the Securities, (b) if bid or offer prices are not available for any Securities, on the basis of current bid or offer prices for comparable securities, (c) by appraising the value of the Securities on the bid or offer side of the market, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities.

     The Offering Price is determined on each business day during any initial offering as of the Evaluation Time, effective for all sales of Units made since the last of these evaluations and as of the Evaluation Time on the last business day of each week during any period when there is no initial offering (i.e., when no additional Units are being created), effective for all sales made during the following week (Section 4.01). The term 'business day', as used herein and under 'Redemption', shall exclude Saturdays, Sundays; the following holidays as observed by the New York Stock Exchange: New Year's Day, Washington's birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following Federal holidays: Martin Luther King's birthday, Columbus Day and Veterans' Day.

COMPARISON OF OFFERING PRICE, SPONSOR'S REPURCHASE PRICE AND REDEMPTION PRICE

     On the date of the Investment Summary the Offering Price per Unit of each Trust (which includes the transaction charge) and the Sponsor's Repurchase Price per Unit (each based on the offer side evaluation of Securities in the Trust--see above) exceeded the Redemption Price per Unit (based on the bid side evaluation thereof--see Redemption) by the amounts set forth in the Investment Summary.

     Because the bid side evaluations of the Units are lower than the offer side evaluations thereof by the amounts set forth under Investment Summary and other reasons (including fluctuations in the market prices of these Securities and the fact that the Offering Price includes a transaction charge), the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

DISTRIBUTION

     During the initial offering period (i) for Units issued on the Initial Date of Deposit and (ii) for additional Units issued after that date in respect of additional Securities deposited by the Sponsor, Units may be purchased by an Account at the Offering Price by means of this Prospectus (except that, as explained above, the transaction charge is initially paid by the Insurer). The initial offering period in each case will terminate on the date all newly issued Units are sold. Upon the completion of any initial offering, Units acquired in the secondary market may be offered by this Prospectus at the secondary market Offering Price determined in the manner provided above as of the close of business on the last business day of each week (see Market for Units), also less the transaction charge paid by the Insurer.

SPONSOR'S PROFITS

     Upon the sale of the Units, the Sponsor receives the transaction charge at the rates set forth above. The Sponsor may also realize a profit or loss on each deposit of Securities in a Trust. This is the difference between the cost of the Securities to the Trust (which is based on the offer side evaluation of the Securities on the Initial Date of Deposit) and the purchase price of those Securities to the Sponsor. During the initial offering period, and thereafter to the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offering Price of the Units. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

     In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units (based on the offer side evaluation of the Securities) and the prices at which it resells those Units (which include the relevant transaction charge) or the prices at which it may redeem those Units (based on the bid side evaluation of the Securities), as the case may be.

MARKET FOR UNITS

     The Sponsor has committed to maintain a secondary market for Units of each Trust at its own expense and continuously to offer to purchase Units of each Trust at prices, subject to change at any time, that will be computed on the basis of the offer side evaluation of the Securities, taking into account the same factors referred to in determining the offer side evaluation of the Securities for purposes of sale of Units (see Sale of Units-- Offering Price). During the initial offering period or thereafter, on a given day, the price offered by the Sponsor for the purchase of Units shall be an amount not less than the Redemption Price per Unit, based on the aggregate bid side evaluation of Securities in the relevant Trust on the date on which the Units are tendered for redemption.

     The Sponsor may redeem any Units it has purchased in the secondary market if it determines it is undesirable to continue to hold those Units in its inventory, provided that it has committed to redeem Units only in an amount to substantially equal the value of one or more Securities, so that uninvested cash generated by a redemption is de minimis. Factors which the Sponsor will consider in making this determination will include the number of units of all series of all funds which it has in its inventory, the saleability of the units and its estimate of the time required to sell the units and general market conditions.

REDEMPTION

     While it is anticipated that Units in most cases can be sold for amounts exceeding the Redemption Price per Unit (see Market for Units), Units may be redeemed at the office of the Trustee, upon tender on any business day, as defined under Sale of Units--Offering Price, of Certificates or, in the case of uncertificated Units, delivery of a request for redemption, and payment of any relevant tax, without any other fee (Section 5.02). Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer.

     The Trustee will redeem Units either in cash or in kind at the option of the Holder as specified in writing to the Trustee. Unless otherwise specified, redemptions will be made in cash. Not later than the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender. The Redemption Price per Unit for in kind distributions (the 'In Kind Distribution') will take the form of the distribution of whole Securities represented by the fractional undivided interest in the applicable Trust of the Units tendered for redemption (based upon the Redemption Price per Unit) (Section 5.02). Because the Sponsor is committed to maintain a market at prices in excess of the Redemption Price per Unit, the Sponsor expects to repurchase any Units tendered for redemption in cash no later than the close of business on the business day following the tender.

     If the tendering Holder requests distribution in kind, the Trustee as Distribution Agent for the account of the tendering Holder shall sell any portion of the In Kind Distribution represented by fractional interests in accordance with the instructions of the tendering Holder and distribute net cash proceeds to the tendering Holder together with certificates representing whole Securities received as the In Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the In Kind Distribution as of the date of tender.

     The Trustee is empowered to sell Securities from a Trust in order to make funds available for cash redemptions (Section 5.02). The Securities will be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

     To the extent that Securities are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to adhere to its commitment described above, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit (Section 5.02).

     Redemption Price per Unit of a Trust is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any business day, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, on the bid side of the market, taking into account the same factors referred to in determining the offering side evaluation for purposes of sale of Units (see Sale of Units--Offering Price).

     While Securities of the type included in the Trusts' Portfolios involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of the Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in a Trust.

EXPENSES AND CHARGES

INITIAL EXPENSES

     All expenses incurred in establishing the Trusts and the initial offering of Units and any additional Units, including the cost of the initial preparation and printing of documents related to the Fund, cost of the initial evaluation, the initial fees and expenses of the Trustee, legal expenses, advertising and selling expenses and any other out-of-pocket expenses, will be paid by the Sponsor at no charge to the Trusts.

NO SPONSOR'S FEES

     The Sponsor receives no fee from the Trusts for its services as such. However, while the transaction charges paid by the Insurers to the Sponsor are not directly charged to the Accounts, because of the asset charge by the Insurers, Policyowners will indirectly bear these charges (see the accompanying Prospectus).

FEES

     The Trustee's and Evaluator's fees are set forth in the Investment Summary. The Trustee's fees, payable in semi-annual installments, are based on the largest face amount of Securities in a Trust during the preceding semi-annual period. For its services as Trustee, the Trustee receives annually $0.18 per $1,000 face amount of Treasury Securities. When a Treasury Note matures before termination of a Trust, the Trustee will waive its fee thereafter. Certain regular and recurring expenses of each Trust, including the Evaluator's fee and certain mailing and printing expenses, are borne by the Trustee. Expenses in excess of the amount included for those expenses in the Trustee's Annual Fee and Expenses under the Investment Summary are borne by the Trust (Section 3.14). The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

     The interest bearing Securities in certain Trusts mature several months or years before the Stripped Treasury Securities therein (see Portfolios). The Trustee will reduce its fees and expenses for these Trusts in the amount of interest that would have accrued on these Securities between their maturity date and the maturity date of the Stripped Treasury Securities in the Trust. This reduction will eliminate the necessity of charging the Capital Account for the Trust expenses during this period.

OTHER CHARGES

     These include: (a) fees of the Trustee for extraordinary services (Section 8.05), (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor (Sections 3.04, 3.09, 8.01e] and 8.05), (c) various governmental charges (Sections 3.03 and 8.01h]), (d) expenses and costs of any action taken to protect any Trust (Section 8.01d]),
(e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or wilful misconduct on its part (Section 8.05) and (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of its duties (Section 7.02b]). The amounts of these charges and fees are secured by a lien on the relevant Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts (Section 8.05).

ADMINISTRATION OF THE FUND

RECORDS

     The Trustee keeps records of transactions of each Trust, including a current list of the Securities and a copy of the Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours (Sections 8.02 and 8.04).

ACCOUNTS AND DISTRIBUTIONS

     The terms of the Securities provide for payment to the holders thereof (including the Trusts) upon their maturities. Interest received on any Securities in a Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and all other receipts to a Capital Account for the Trust (Sections 3.01 and 3.02). Distributions to Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance in the Income and Capital Accounts of the Trust computed as of the close of business on the Record Day. The Distribution Day normally shall be the next business day following the maturity of the Stripped Treasury Securities in the Trust Portfolio; the Record Day shall be the business day immediately preceding the Distribution Day. However, the Sponsor may direct distribution of any cash balance in the Income and Capital Accounts not otherwise allocated on the last Business Day of any year.

     The amount to be distributed may change as Securities are exchanged, paid or sold. Proceeds received from the disposition or payment of any of the Securities which are not used for redemption will be held in the Capital Account (Section 3.04). However, the Sponsor is committed to maintain a secondary market and to redeem Units only when the value of Units redeemed substantially equals the value of one or more portfolio Securities. Amounts, if any, in the Income Account will be distributed to Holders pro rata upon termination of the Trust. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust (Section 3.03). Funds held by the Trustee in the various accounts created under the Indenture do not bear interest (Section 8.01).

PORTFOLIO SUPERVISION

     Each Trust is part of a unit investment trust and not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolios of the Trusts, however, will not be actively managed and therefore adverse conditions will not necessarily require the sale of securities from a Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any of the Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security (Sections 3.07 and 3.10).

REPORTS TO HOLDERS

     The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year, the Trustee will furnish to Holders of record a statement
(i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of each Trust, (ii) identifying Securities sold and purchased during the year and listing Securities held and the number of Units outstanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of the year and (iv) specifying any amounts distributed during the year from the Trust's Income and Capital Accounts (Section 3.06). The accounts of each Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request (Section 8.01e]).

     In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator (Section 4.02).

CERTIFICATES

     The Sponsor may collect additional charges for registering and shipping Certificates to purchasers. These Certificates are transferable or interchangeable upon presentation at the office of the Trustee, with a payment of $2.00 if required by the Trustee (or other amounts specified by the Trustee and approved by the Sponsor) for each new Certificate and any sums payable for taxes or other governmental charges imposed upon this transaction (Section 6.01) and compliance with the formalities necessary to redeem Certificates (see Redemption). Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred (Section 6.02).

     Alternatively, Holders may elect to hold their Units in uncertificated form. The Trustee will credit each such Holder's account with the number of Units purchased by that Holder. This relieves the Holder of the responsibility for safekeeping of Certificates and of the need to deliver Certificates upon sale of Units. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by Certificates (see above), except that no Certificate need be presented to the Trustee and none will be issued upon transfer unless requested by the Holder. A Holder may at any time request the Trustee (at the Trust's cost) to issue Certificates for Units.

AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not materially adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in any Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders (Section 10.01).

     The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to any Trust may be terminated by the Sponsor if the face amount of the Trust is less than the minimum set forth under Investment Summary and may be terminated at any time by written instruments executed by the Sponsor and consented to by Holders of 51% of the Units (Sections 8.01g] and 9.01). The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Income and Capital Accounts (Section 9.01). This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

THE TRUSTEE

     The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor (Section 8.06). The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee (Sections 3.07, 3.10, 8.01 and 8.05).

THE EVALUATOR

     The Evaluator may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor (Section 4.04). Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 4.03). The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

     If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts or (c) continue to act as Trustee without terminating the Indenture (Section 8.01f]). The Sponsor shall be under no liability to the Trusts or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 7.02). The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event shall be relieved of all further liability under the Indenture (Section 7.01).

MISCELLANEOUS

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor.

AUDITORS

     The financial statements, including the Portfolios of the Trusts, included herein have been examined by Deloitte & Touche LLP, independent accountants, as stated in their opinions appearing herein and have been included in reliance upon those opinions given on the authority of that firm as experts in accounting and auditing.

SPONSOR

     The Sponsor is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business, and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. The Sponsor and Merrill Lynch Asset Management, Inc., a Delaware corporation, each of which is a subsidiary of Merrill Lynch & Co., Inc., are engaged in the investment advisory business. The Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of these companies and sells securities to these companies in its capacity as a broker or dealer in securities.

--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.
--------------------------------------------------------------------------------

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                  U.S. TREASURY SECURITIES, SERIES A THROUGH K


                                     INDEX
--------------------------------------------------------------------------------
                                                                    PAGE
                                                            --------------------
Investment Summary..........................................                 A-2
Accountants' Opinion Relating to All Series.................                 D-1
Statement of Conditions of Series A.........................                 D-2
Portfolio of Series A.......................................                D-53
Statements of Condition of Series B.........................                 D-5
Portfolios of Series B......................................                D-53
Statement of Condition of Series C..........................                D-10
Portfolio of Series C.......................................                D-53
Statements of Condition of Series D.........................                D-13
Portfolios of Series D......................................                D-53
Statements of Condition of Series E.........................                D-18
Portfolio of Series E.......................................                D-54
Statements of Conditions of Series F........................                D-23
Portfolios of Series F......................................                D-54
Statements of Conditions of Series G........................                D-28
Portfolios of Series G......................................                D-54
Statement of Conditions of Series H.........................                D-33
Portfolio of Series H.......................................                D-55
--------------------------------------------------------------------------------
                                     INDEX
--------------------------------------------------------------------------------
                                                                    PAGE
                                                            --------------------
Statement of Condition of Series I..........................                D-36
Portfolio of Series I.......................................                D-55
Statement of Condition of Series J..........................                D-39
Portfolio of Series J.......................................                D-55
Statements of Condition of Series K.........................                D-42
Portfolios of Series K......................................                D-56
Fund Structure..............................................                   1
Risk Factors................................................                   1
Description of the Fund.....................................                   3
Taxes.......................................................                   4
Sale of Units...............................................                   5
Market for Units............................................                   7
Redemption..................................................                   7
Expenses and Charges........................................                   8
Administration of the Fund..................................                   9
Resignation, Removal and Limitations on Liability                             11
Miscellaneous...............................................                  11
--------------------------------------------------------------------------------



SPONSOR:                                EVALUATOR:
Merrill Lynch, Pierce,                  Kenny S&P Evaluation
Fenner & Smith Incorporated             Services, a division of
Defined Asset Funds                     J. J. Kenny Co., Inc.
Post Office Box 9051                    65 Broadway
Princeton, N.J. 08543-9051              New York, N.Y. 10006
(609) 282-8500
TRUSTEE:                                INDEPENDENT ACCOUNTANTS:
The Chase Manhattan Bank, N. A.         Deloitte & Touche, LLP
(a National Banking Association)        2 World Financial Center
Customer Service Retail Department      9th Floor
770 Broadway--7th Floor                 New York, N.Y. 10281-1414
New York, N.Y. 10003-9598
1-800-323-1508


--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN PARTS A AND B OF THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. PARTS A AND B OF THIS PROSPECTUS DO NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.
--------------------------------------------------------------------------------

                                                                      14850-5/96

                           THE MERRILL LYNCH FUND OF
STRIPPED ('ZERO') U.S. TREASURY SECURITIES, SERIES A, B, C, D, E, F, G, H, I, J
                                     AND K
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Prospectus.

     The Signatures.

     The following exhibits:

        4.1  --Consent of the Evaluator.

        5.1  --Consent of independent accountants.

                           THE MERRILL LYNCH FUND OF
STRIPPED ('ZERO') U.S. TREASURY SECURITIES, SERIES A, B, C, D, E, F, G, H, I, J
                                     AND K

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MERRILL LYNCH FUND OF STRIPPED ('ZERO') U.S. TREASURY SECURITIES, SERIES A, B, C, D, E, F, G, H, I, J AND K CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 29TH DAY OF MARCH, 1996.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By
       ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)